UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21319

 NAME OF REGISTRANT:                     CALAMOS CONVERTIBLE & HIGH
                                         INCOME FUND



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court
                                         Naperville, IL 60563-2787

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John P. Calamos, Sr., President
                                         Calamos Advisors LLC
                                         2020 Calamos Court
                                         Naperville, IL 60563-2787

 REGISTRANT'S TELEPHONE NUMBER:          (630) 245-7200

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


Calamos Convertible & High Income Fund
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN INTERNATIONAL GROUP, INC.                                                          Agenda Number:  934356735
--------------------------------------------------------------------------------------------------------------------------
        Security:  026874784
    Meeting Type:  Annual
    Meeting Date:  11-May-2016
          Ticker:  AIG
            ISIN:  US0268747849
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: W. DON CORNWELL                     Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: PETER R. FISHER                     Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: JOHN H. FITZPATRICK                 Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: PETER D. HANCOCK                    Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: WILLIAM G. JURGENSEN                Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: CHRISTOPHER S. LYNCH                Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: SAMUEL J. MERKSAMER                 Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: GEORGE L. MILES, JR.                Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: HENRY S. MILLER                     Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: ROBERT S. MILLER                    Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: LINDA A. MILLS                      Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON                Mgmt          For                            For

1M.    ELECTION OF DIRECTOR: JOHN A. PAULSON                     Mgmt          For                            For

1N.    ELECTION OF DIRECTOR: RONALD A. RITTENMEYER               Mgmt          For                            For

1O.    ELECTION OF DIRECTOR: DOUGLAS M. STEENLAND                Mgmt          For                            For

1P.    ELECTION OF DIRECTOR: THERESA M. STONE                    Mgmt          For                            For

2.     TO VOTE, ON A NON-BINDING ADVISORY BASIS,                 Mgmt          For                            For
       TO APPROVE EXECUTIVE COMPENSATION.

3.     TO ACT UPON A PROPOSAL TO RATIFY THE                      Mgmt          For                            For
       SELECTION OF PRICEWATERHOUSECOOPERS LLP AS
       AIG'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2016.




--------------------------------------------------------------------------------------------------------------------------
 GILEAD SCIENCES, INC.                                                                       Agenda Number:  934355567
--------------------------------------------------------------------------------------------------------------------------
        Security:  375558103
    Meeting Type:  Annual
    Meeting Date:  11-May-2016
          Ticker:  GILD
            ISIN:  US3755581036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: JOHN F. COGAN, PH.D.                Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: KEVIN E. LOFTON                     Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: JOHN W. MADIGAN                     Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: JOHN C. MARTIN, PH.D.               Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: JOHN F. MILLIGAN,                   Mgmt          For                            For
       PH.D.

1F.    ELECTION OF DIRECTOR: NICHOLAS G. MOORE                   Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: RICHARD J. WHITLEY,                 Mgmt          For                            For
       M.D.

1H.    ELECTION OF DIRECTOR: GAYLE E. WILSON                     Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: PER WOLD-OLSEN                      Mgmt          For                            For

2.     TO RATIFY THE SELECTION OF ERNST & YOUNG                  Mgmt          For                            For
       LLP BY THE AUDIT COMMITTEE OF THE BOARD OF
       DIRECTORS AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM OF GILEAD FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2016.

3.     TO APPROVE THE AMENDED AND RESTATED GILEAD                Mgmt          For                            For
       SCIENCES, INC. CODE SECTION 162(M) BONUS
       PLAN.

4.     TO APPROVE, ON AN ADVISORY BASIS, THE                     Mgmt          For                            For
       COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS AS PRESENTED IN THE PROXY
       STATEMENT.

5.     TO VOTE ON A STOCKHOLDER PROPOSAL, IF                     Shr           Against                        For
       PROPERLY PRESENTED AT THE MEETING,
       REQUESTING THAT THE BOARD TAKE STEPS TO
       PERMIT STOCKHOLDER ACTION BY WRITTEN
       CONSENT.




--------------------------------------------------------------------------------------------------------------------------
 UNITED TECHNOLOGIES CORPORATION                                                             Agenda Number:  934342407
--------------------------------------------------------------------------------------------------------------------------
        Security:  913017109
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2016
          Ticker:  UTX
            ISIN:  US9130171096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: JOHN V. FARACI                      Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: JEAN-PIERRE GARNIER                 Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: GREGORY J. HAYES                    Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: EDWARD A. KANGAS                    Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: ELLEN J. KULLMAN                    Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: MARSHALL O. LARSEN                  Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: HAROLD MCGRAW III                   Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: RICHARD B. MYERS                    Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: FREDRIC G. REYNOLDS                 Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: BRIAN C. ROGERS                     Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: H. PATRICK SWYGERT                  Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: ANDRE VILLENEUVE                    Mgmt          For                            For

1M.    ELECTION OF DIRECTOR: CHRISTINE TODD                      Mgmt          For                            For
       WHITMAN

2.     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP                 Mgmt          For                            For
       TO SERVE AS INDEPENDENT AUDITOR FOR 2016.

3.     AMENDMENT TO OUR RESTATED CERTIFICATE OF                  Mgmt          For                            For
       INCORPORATION TO ELIMINATE CUMULATIVE
       VOTING FOR DIRECTORS.

4.     AN ADVISORY VOTE TO APPROVE THE                           Mgmt          For                            For
       COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         CALAMOS CONVERTIBLE & HIGH INCOME FUND
By (Signature)       /s/ John P. Calamos, Sr.
Name                 John P. Calamos, Sr.
Title                President
Date                 08/30/2016